Basis of Presentation - Summary of Subsidiaries (Details)	12 Months Ended
Dec. 31, 2025
Sundial Deutschland GmbH
Disclosure of subsidiaries [line items]
Subsidiaries	Sundial Deutschland GmbH
Jurisdiction of Formation	Germany
Equity Ownership	100.00%
Sundial Insurance (Bermuda) Ltd.
Disclosure of subsidiaries [line items]
Subsidiaries	Sundial Insurance (Bermuda) Ltd.
Jurisdiction of Formation	Bermuda
Equity Ownership	100.00%
Spirit Leaf Inc.
Disclosure of subsidiaries [line items]
Subsidiaries	Spirit Leaf Inc.
Jurisdiction of Formation	Alberta, Canada
Equity Ownership	100.00%
Spirit Leaf Corporate Inc.
Disclosure of subsidiaries [line items]
Subsidiaries	Spirit Leaf Corporate Inc.
Jurisdiction of Formation	Alberta, Canada
Equity Ownership	100.00%
Spirit Leaf Ontario Inc.
Disclosure of subsidiaries [line items]
Subsidiaries	Spirit Leaf Ontario Inc.	[1]
Jurisdiction of Formation	Ontario, Canada	[1]
Equity Ownership	0.00%	[1]
Superette Ontario Inc.
Disclosure of subsidiaries [line items]
Subsidiaries	Superette Ontario Inc.	[1]
Jurisdiction of Formation	Ontario, Canada	[1]
Equity Ownership	0.00%	[1]
Zenabis Ltd.
Disclosure of subsidiaries [line items]
Subsidiaries	Zenabis Ltd.
Jurisdiction of Formation	Canada
Equity Ownership	100.00%
Liquor Stores GP Inc.
Disclosure of subsidiaries [line items]
Subsidiaries	Liquor Stores GP Inc.
Jurisdiction of Formation	Alberta, Canada
Equity Ownership	100.00%
Liquor Stores Limited Partnership
Disclosure of subsidiaries [line items]
Subsidiaries	Liquor Stores Limited Partnership
Jurisdiction of Formation	Alberta, Canada
Equity Ownership	99.00%
Nova Cannabis Stores GP Inc.
Disclosure of subsidiaries [line items]
Subsidiaries	Nova Cannabis Stores GP Inc.
Jurisdiction of Formation	Alberta, Canada
Equity Ownership	100.00%
Nova Cannabis Stores Limited Partnership
Disclosure of subsidiaries [line items]
Subsidiaries	Nova Cannabis Stores Limited Partnership
Jurisdiction of Formation	Alberta, Canada
Equity Ownership	99.00%
Nova Cannabis Analytics GP Inc.
Disclosure of subsidiaries [line items]
Subsidiaries	Nova Cannabis Analytics GP Inc.
Jurisdiction of Formation	Alberta, Canada
Equity Ownership	100.00%
Nova Cannabis Analytics Limited Partnership
Disclosure of subsidiaries [line items]
Subsidiaries	Nova Cannabis Analytics Limited Partnership
Jurisdiction of Formation	Alberta, Canada
Equity Ownership	99.00%
Valens Agritech Ltd.
Disclosure of subsidiaries [line items]
Subsidiaries	Valens Agritech Ltd.	[2]
Jurisdiction of Formation	Canada	[2]
Equity Ownership	100.00%	[2]
Southern Cliff Brands Inc.
Disclosure of subsidiaries [line items]
Subsidiaries	Southern Cliff Brands Inc.	[2]
Jurisdiction of Formation	Ontario, Canada	[2]
Equity Ownership	100.00%	[2]
LYF Food Technologies Inc.
Disclosure of subsidiaries [line items]
Subsidiaries	LYF Food Technologies Inc.	[2]
Jurisdiction of Formation	British Columbia, Canada	[2]
Equity Ownership	100.00%	[2]
Valens Australia Pty Ltd.
Disclosure of subsidiaries [line items]
Subsidiaries	Valens Australia Pty Ltd.
Jurisdiction of Formation	Australia
Equity Ownership	100.00%
Indiva Inc.
Disclosure of subsidiaries [line items]
Subsidiaries	Indiva Inc.
Jurisdiction of Formation	Ontario, Canada
Equity Ownership	100.00%
Vieva Canada Limited
Disclosure of subsidiaries [line items]
Subsidiaries	Vieva Canada Limited	[2]
Jurisdiction of Formation	Ontario, Canada	[2]
Equity Ownership	100.00%	[2]

[1]	These entities may be considered to be “controlled” by the Company solely for the purposes of IFRS, but these entities are not controlled by the Company within the meaning of applicable corporate law. For the purposes of IFRS, control of these entities is determined by the Company being exposed to the variable returns and having the ability to affect those returns through its power over the entities.
[2]	On January 1, 2026, Valens Agritech Ltd., LYF Food Technologies Inc., Southern Cliff Brands Inc. and Vieva Canada Limited amalgamated and continued as “Valens Agritech Ltd.”.